Property and Equipment, Net	12 Months Ended
Dec. 31, 2020
Property and Equipment, Net
Property and Equipment, Net

7. Property and Equipment, Net

Property and equipment, net as of December 31, 2019 and 2020 are as follows:

	As of December 31,
	2019	2020
	RMB	RMB
Leasehold improvements	26,520	30,673
Computers and electrical equipment	5,968	8,795
Office equipment and furniture	4,760	4,880
Medical equipment	1,793	1,724
Total	39,041	46,072
Less: Accumulated depreciation	(6,011)	(15,553)
Less: Impairment of property, plant and equipment	(689)	(689)
Net book value	32,341	29,830

Depreciation expenses recognized for the years ended December 31, 2018, 2019 and 2020 were RMB1,595, RMB6,051 and RMB9,258, respectively.